Form N-1A Supplement	Jan. 21, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA FUNDS TRUST
Voya VACS Series CB Fund
(the “Fund”)
Supplement dated January 21, 2026
to the Fund’s Prospectus,
dated July 31, 2025 (the “Prospectus”)
Following the approval of the launch of the Fund by the Fund’s Board of Trustees, the Fund’s Registration Statement went effective July 31, 2025. However, the Fund has not yet commenced operations. Beginning January 21, 2026, the Fund will be open to investors. Accordingly, the Fund is making changes to: (i) the Fund’s Expense Example table; and (ii) the Fund’s principal investment strategy.
Effective January 21, 2026, the Fund’s Prospectus is revised as follows:
1.The section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Yr	3 Yrs	5 Yrs	10 Yrs
$15	114	N/A	N/A
2.The second paragraph in the section entitled “Principal Investment Strategies” in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in debt instruments rated investment grade, including, but not limited to, corporate, government, municipal and mortgage bonds. Investment grade refers to ratings given by nationally recognized statistical rating organizations ("NRSROs") (e.g., rated Baa3 or above by Moody's Ratings ("Moody's"), or BBB- or above by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch")) or, if unrated, determined by the Fund to be of comparable quality. Although the Fund may invest up to 10% of its assets in debt instruments rated below investment grade (sometimes referred to as "high-yield securities", "high-yield bonds", or "junk bonds"), the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. Below investment grade refers to ratings given by all NRSROs (e.g., rated Ba1 or below by Moody's, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Fund to be of comparable quality, are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The dollar-weighted average duration of the Fund will generally range between three and ten years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.

Voya VACS Series CB Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA FUNDS TRUST
Voya VACS Series CB Fund
(the “Fund”)
Supplement dated January 21, 2026
to the Fund’s Prospectus,
dated July 31, 2025 (the “Prospectus”)
Following the approval of the launch of the Fund by the Fund’s Board of Trustees, the Fund’s Registration Statement went effective July 31, 2025. However, the Fund has not yet commenced operations. Beginning January 21, 2026, the Fund will be open to investors. Accordingly, the Fund is making changes to: (i) the Fund’s Expense Example table; and (ii) the Fund’s principal investment strategy.
Effective January 21, 2026, the Fund’s Prospectus is revised as follows:
1.The section entitled “Expense Example” in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:
Expense Example
This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Yr	3 Yrs	5 Yrs	10 Yrs
$15	114	N/A	N/A
2.The second paragraph in the section entitled “Principal Investment Strategies” in the summary section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:
The Fund invests primarily in debt instruments rated investment grade, including, but not limited to, corporate, government, municipal and mortgage bonds. Investment grade refers to ratings given by nationally recognized statistical rating organizations ("NRSROs") (e.g., rated Baa3 or above by Moody's Ratings ("Moody's"), or BBB- or above by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch")) or, if unrated, determined by the Fund to be of comparable quality. Although the Fund may invest up to 10% of its assets in debt instruments rated below investment grade (sometimes referred to as "high-yield securities", "high-yield bonds", or "junk bonds"), the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. Below investment grade refers to ratings given by all NRSROs (e.g., rated Ba1 or below by Moody's, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Fund to be of comparable quality, are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The dollar-weighted average duration of the Fund will generally range between three and ten years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%.